UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004
						------------------
Check here if Amendment [	];	Amendment Number:	_________

	This Amendment (Check only one.):	[	] is a restatement.
					[	] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	Tesuji Partners LLC
Address:111 Upper Shad Road
	Pound Ridge, New York 10576

Form 13F File Number:	28-10635

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all requires items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jean-Pierre Vaganay
Title:	Agent
Phone:	212-333-3353

Signature, Place, and Date of Signing:

/s/	Jean-Pierre Vaganay	New York, NY	October 22, 2004
----------------------------	------------	----------------------------
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDING REPORT.	(check here if all holdings of this reporting manager
	are reported in this report.)

[  ]	13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.	(Check here if a portion of this
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
---------------------------		-------
28-
---------------------------		-------------------------------------------

[Repeat as necessary.]




				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		4

Form 13F Information Table Value Total:		266,250
						(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F files number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

No.	Form 13F File Number	Name
---	---------------------------		-------
None	28-
	---------------------------		---------------------------------

[Repeat as necessary.]




				[FORM 13F INFORMATION TABLE]


				Form 13F Information Table for Tesuji Partners LLC


Name of 		Class		Cusip		Value (x $1,000)	Shrs or 	Sh/Pm	Put/	Investment	Other Managers	Voting Authority
Issuer	 			  	       					Pm Amt			Call	Discretion			Sole		Share


Iron Mountain		common stock	462846106	105,744			3,123,900	Sh		Sole				3,123,900

Golden West
Financial Corp		common stock	381317106	 65,261			  588,200	Sh		Sole			    	  588,200

Kinder Morgan		common stock	49455P101	 76,069			1,210,900	Sh		Sole			 	1,210,900

Regis Corp		common stock	758932107	 19,177	         	  476,800	Sh		Sole			    	  476,800


			         			266,250	    		5,399,800

* Number based on marker value as of 9/30/04
